FAIR VALUE MEASUREMENTS - Fair Value Assets with Unobservable Inputs (Details) - Rabbi Trust investments: $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 21,865
Net realized and unrealized losses recognized in earnings	797
Plan contributions	790
Plan distributions	(1,249)
Balance at end of period	22,203
Realized losses	(100)
Unrealized gains	$ 900